SUPPLEMENTARY BALANCE SHEET INFORMATION (Other Payables and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts payable and Accrued Expenses, comprised as follows:
Payroll and related amounts	$ 11	$ 24
Accrued expenses	158	342
Other Payables and Accrued Expenses	$ 169	$ 366